BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 3.9%
Advertising - 1.9%
Omnicom Group, Inc.	133,348	$10,230,459

Broadcasting - 2.0%
Fox Corp. - Class A	171,358	10,879,519
Total Communication Services		21,109,978

Consumer Discretionary - 18.2%
Apparel, Accessories & Luxury Goods - 1.6%
Lululemon Athletica, Inc. (a)	61,390	8,453,403

Automotive Parts & Equipment - 1.6%
Aptiv PLC (a)	140,784	8,483,644

Casinos & Gaming - 1.8%
Las Vegas Sands Corp.	184,179	10,058,015

Footwear - 1.9%
Deckers Outdoor Corp. (a)	99,920	10,211,824

Homebuilding - 5.5%
Lennar Corp. - Class A	109,004	9,843,061
NVR, Inc. (a)	1,548	9,776,967
Toll Brothers, Inc.	73,465	10,442,315
		30,062,343
Hotels, Resorts & Cruise Lines - 5.8%
Airbnb, Inc. - Class A (a)	77,251	10,842,951
Booking Holdings, Inc.	58,045	9,772,456
Expedia Group, Inc.	43,233	10,737,780
		31,353,187
Total Consumer Discretionary		98,622,416

Energy - 9.8%
Oil & Gas Equipment & Services - 2.1%
SLB Ltd.	198,154	11,271,000

Oil & Gas Exploration & Production - 5.6%
Diamondback Energy, Inc.	50,791	10,444,153
Expand Energy Corp.	91,161	9,312,096
Permian Resources Corp.	487,819	10,546,647
		30,302,896

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Oil & Gas Refining & Marketing - 2.1%
Valero Energy Corp.	45,331	$11,449,704
Total Energy		53,023,600

Financials - 2.0%
Reinsurance - 2.0%
Everest Group Ltd.	30,886	11,018,889

Health Care - 18.6%
Biotechnology - 3.9%
Incyte Corp. (a)	111,439	10,616,793
Neurocrine Biosciences, Inc. (a)	80,059	10,541,369
		21,158,162
Health Care Facilities - 1.7%
Tenet Healthcare Corp. (a)	50,823	9,001,770

Health Care Services - 2.0%
Cigna Group	37,469	10,887,742

Health Care Technology - 1.6%
Veeva Systems, Inc. - Class A (a)	56,501	8,812,461

Managed Health Care - 5.6%
Centene Corp. (a)	307,759	16,523,581
Humana, Inc.	58,096	13,736,218
		30,259,799
Pharmaceuticals - 3.8%
Merck & Co., Inc.	87,061	9,505,320
Royalty Pharma PLC - Class A	220,517	11,045,696
		20,551,016
Total Health Care		100,670,950

Industrials - 9.4%
Human Resource & Employment Services - 3.8%
Automatic Data Processing, Inc.	47,880	10,147,687
Paychex, Inc.	111,940	10,369,002
		20,516,689
Industrial Machinery & Supplies & Components - 1.9%
Snap-on, Inc.	27,715	10,625,931

Passenger Ground Transportation - 1.9%
Uber Technologies, Inc. (a)	138,374	10,324,084

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Research & Consulting Services - 1.8%
Leidos Holdings, Inc.	64,234	$9,584,998
Total Industrials		51,051,702

Information Technology - 32.1% (b)
Application Software - 7.8%
Adobe, Inc. (a)	42,289	10,407,323
Salesforce, Inc.	53,105	9,374,626
Workday, Inc. - Class A (a)	77,807	9,523,577
Zoom Communications, Inc. - Class A (a)	132,044	12,828,074
		42,133,600
Communications Equipment - 2.1%
F5, Inc. (a)	34,836	11,283,380

Internet Services & Infrastructure - 4.0%
Okta, Inc. (a)	130,707	9,626,571
Twilio, Inc. - Class A (a)	81,300	12,037,278
		21,663,849
IT Consulting & Other Services - 3.3%
Accenture PLC - Class A	50,731	9,066,137
Cognizant Technology Solutions Corp. - Class A	167,103	8,839,749
		17,905,886
Semiconductors - 5.6%
ON Semiconductor Corp. (a)	162,165	16,347,853
QUALCOMM, Inc.	78,317	14,064,167
		30,412,020
Technology Distributors - 2.1%
CDW Corp.	82,541	11,300,688

Technology Hardware, Storage & Peripherals - 7.2%
Dell Technologies, Inc. - Class C	58,317	12,185,337
NetApp, Inc.	97,745	10,827,214
Sandisk Corp. (a)	14,583	15,990,405
		39,002,956
Total Information Technology		173,702,379

Materials - 3.9%
Gold Mining - 3.9%
Coeur Mining, Inc. (a)	549,578	9,875,917
Newmont Corp.	102,811	11,421,274
Total Materials		21,297,191

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Utilities - 1.9%
Electric Utilities - 1.9%
NRG Energy, Inc.	65,701	$10,221,762
TOTAL COMMON STOCKS (Cost $485,387,951)		540,718,867

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (c)	1,047,039	1,047,039
TOTAL MONEY MARKET FUNDS (Cost $1,047,039)		1,047,039

TOTAL INVESTMENTS - 100.0% (Cost $486,434,990)		$541,765,906
Liabilities in Excess of Other Assets - (0.0)% (d)		(114,917)
TOTAL NET ASSETS - 100.0%		$541,650,989

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BUSHIDO CAPITAL US EQUITY ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Bushido Capital US Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$540,718,867	$—	$—	$540,718,867
Money Market Funds	1,047,039	—	—	1,047,039
Total Investments	$541,765,906	$—	$—	$541,765,906
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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